Right of use assets and liabilities - Narrative (Details)		3 Months Ended	12 Months Ended
	Jan. 01, 2019	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels bareboat charter agreements		7
Number of bareboat chartered-in vessels one year	3	3
Minimum finance lease payments payable			$ 730,485,000
Minimum lease payments				$ 65,439,000
Charterhire expense			4,399,000	$ 59,632,000	$ 75,750,000
Income from subleasing right-of-use assets			$ 78,800,000
Variability of lease revenue			100.00%
Vessels [member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate		$ 6,300